Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
Consideration paid by B. Riley:
Cash acquisition consideration	$116,500
Transaction costs	570
Total cash consideration	117,070
Warrant consideration	990
Total consideration	$118,060

Tangible assets acquired and assumed:
Cash and cash equivalents	$2,160
Accounts receivable	1,751
Deferred revenue	(1,332)
Tradename	136,176
Customer list	8,678
Non-controlling interest	(29,373)
Total	$118,060

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]
Pro Forma (Unaudited)
Year Ended December 31,
2018
Revenues	$489,556
Net income attributable to B. Riley Financial, Inc.	$20,822

Basic earnings per share	$0.80
Diluted earnings per share	$0.78

Weighted average basic shares outstanding	25,937,305
Weighted average diluted shares outstanding	26,764,856